Share-Based Compensation	12 Months Ended
May 31, 2026
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
16.	SHARE-BASED COMPENSATION
2016 Share Incentive Plan
The Company adopted 2016 Share Incentive Plan (“2016 Share Incentive Plan”) in January 2016 to provide incentives to employees and directors after the expiration of the previous 2006 Share Incentive Plan. Under the 2016 Share Incentive Plan, the Company is authorized to issue up to 100,000,000 common shares pursuant to awards (including options) granted to its employees, directors, and consultants. The 2016 Share Incentive Plan is effective upon its adoption by the board of directors and continue in effect for a term of ten years unless terminated sooner.
The Company’s board of directors may at any time amend, suspend or terminate the 2016 Share Incentive Plan. The following amendments to the 2016 Share Incentive Plan require approval from the shareholders (i) increase of the number of shares available under the 2016 Share Incentive Plan, (ii) extension of the term of the 2016 Share Incentive Plan, (iii) extension of the exercise period of an option beyond ten years, and (iv) any other amendments about which shareholders’ approval are necessary and desirable under applicable laws or stock exchange rules.

On January 26, 2025, the Board of Directors of the Company approved an amendment to 2016 Share Incentive Plan that the maximum aggregate number of common shares that may be issued pursuant to all awards granted was increased from 100,000,000 shares to 200,000,000 shares, and the term of the 2016 Share Incentive Plan was extended from 10 years to 15 years.
NES
For the year ended May 31, 202
6
, 11,168,860 treasury stock had been issued to employees and directors upon the vesting of their NES. The NES activities under the 2016 Share Incentive Plan for the year ended May 31, 2026 are summarized as follows:

	Number of NES	Weighted- average grant date fair value (US$)
NES outstanding as of May 31, 2025	47,805,400	4.29
Vested	(11,168,860)	3.03
Forfeited	(539,010)	4.58
NES outstanding as of May 31, 2026	36,097,530	4.68

The total fair value of NES vested for the years ended May 31, 2024, 2025 and 2026 were US$79,775, US$76,133 and US$33,851, respectively. The weighted average grant date fair value of NES granted for the years ended May 31, 2024, 2025 and 2026 were US$5.99, US$4.67 and nil, respectively. As of May 31, 2026, the total unrecognized compensation expenses for NES of US$64,438 are expected to be recognized over a weighted average period of 1.58 years.
The total compensation expenses of NES are recognized using graded vesting method over the respective vesting periods. The Group recorded the related compensation expenses of US$50,672, US$48,129 and US$78,925 for the years ended May 31, 2024, 2025 and 2026, respectively.

East Buy
Post-IPO
Share Option Scheme
On January 30, 2019, the board of directors of East Buy approved an employee’s share option plan (the
“Post-IPO
Share Option Scheme”).
The movements of share options under the Post-IPO Share Option Scheme are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Outstanding as of May 31, 2025	30,813,536	0.67

Exercised	(8,484,000)	0.67

Outstanding as of May 31, 2026	22,329,536	0.67

Options vested and expected to vest as of May 31, 2026	22,329,536	0.67

Exercisable as of May 31, 2026	22,329,536	0.67

East Buy recognized the total compensation expenses of US$4,287, US$898 and US$ nil for the years ended May 31, 2024, 2025 and 2026, respectively, in relation to the
Post-IPO
Share Option Scheme. The total intrinsic value of options exercised for the years ended May 31, 2024 ,2025 and 2026 were US$10,767, US$7,188 and US$26,129, respectively.
East Buy 2023 Scheme
On February 20, 2023, the board of directors of East Buy approved a new post-IPO
share scheme (“East Buy 2023 Scheme”).
On April 28, 2026, pursuant to the 2023 Scheme the Company granted

19,301,400
share awards to
302
individuals including certain directors for the purpose of providing incentives to them. The above grant has a total vesting period of
3
years from the date of grant, and the total NES will vest evenly and annually within the vesting period upon certain performance conditions are met.

The movements of share awards under the East Buy 2023 Scheme are summarized as follows:

	Number of shares	Weighted- average grant date fair value
		US$
NES outstanding as of May 31, 2025	5,563,120		3.69
Granted	19,301,400		3.63
Forfeited	(83,440)		3.68
Cancelled	(39,000)		3.63
Vested	(5,479,680)		3.69
NES outstanding as of May 31, 2026	19,262,400		3.63

East Buy recognized the total compensation expenses of US$67,499, US$10,682 and US$8,032 for the years ended May 31, 2024, 2025 and 2026, respectively, in relation to the East Buy 2023 Scheme.
As of May 31, 2025 and 2026, the total unrecognized compensation expenses for NES of US$5,915 and US$66,020 are expected to be recognized over a weighted average period of 0.9 years and 1.9 years, respectively.
East Buy 2025 Scheme
On April 11, 2025, the board of directors of East Buy approved a new post-IPO
share scheme (“East Buy 2025 Scheme”).
On April 11, 2025, the Company granted1,780,000 share awards to 5 individuals, including four directors and one employee. 2025 Scheme stipulates that four independent non-executive
directors will be granted 20,000 NES each year over the next three years and each grant will vest annually within one year vesting period, and the employee was granted 1,700,000 NES, and 33% of the total NES will vest annually within three years vesting period.
On May 29, 2026, the Company granted
 20,000 shares each year over the next three years to a
non-executive
director.
The movements of share awards of the East Buy 2025 Scheme are summarized as follows:

	Number of shares	Weighted- average grant date fair value (US$)
NES outstanding as of May 31, 2025	1,780,000	1.46
Granted	100,000	3.59
Vested	(641,000)	1.46

NES outstanding as of May 31, 2026	1,239,000	1.63

The Group recognized total expense of US$224 and US$1,509 in relation to the share awards granted under East Buy 2025 Scheme of the Company for the years ended May 31, 2025 and 2026, respectively.
As of May 31, 2025 and 2026, the total unrecognized compensation expenses for NES of US$2,382 and US$1,233 are expected to be recognized over a weighted average period of 1.9 years and 1.3 years, respectively.